Investment Strategy - BNY Dreyfus On-Chain Liquidity Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing in (i) U.S. Treasury bills, notes, or bonds (collectively, U.S. Treasury securities), (ii) overnight repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and (iii) cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and seeks to maintain a stable share price of $1.00. The U.S. Treasury securities in which the fund invests have a remaining maturity of 93 days or less or are issued with a maturity of 93 days or less.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and, as such, will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government. or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

The fund seeks to enter into repurchase agreements that present minimal credit risk (and are considered "eligible securities" as defined in Rule 2a-7 under the 1940 Act), based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub‑adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Shares of the fund are intended to serve as reserves backing outstanding payment stablecoins and to meet the needs of clients who prefer digital methods for recordkeeping and transacting. The fund does not invest in stablecoins.

Use of Blockchain

As described below, through the fund's transfer agent, BNY Mellon Transfer, Inc., and sub-transfer agent, BNY Mellon Investment Servicing (US) Inc. (together, the Transfer Agent), the fund uses blockchain technology as part of an integrated books and records system to maintain a record of its shares. The following "Use of Blockchain" section describes what blockchain technology is and how the fund uses it for the recording of its shares.

The Transfer Agent utilizes an integrated books and records system that incorporates a closed ecosystem of allow-listed wallets on public blockchains, such as Ethereum and Solana, with a traditional books and records system. This integrated system maintains the record ownership of shares of the fund in book-entry form using one or more blockchains and the tokens associated with fund shares, BLIQUID (hereafter referred to as a "book-entry token").  A transfer of the book-entry token on a blockchain results in a near real-time transfer of record ownership of the fund's shares from the transferor to the transferee.  Although the blockchain entries constitute the Transfer Agent's official records of share ownership, the Transfer Agent will, as a back-up, maintain a duplicate off-chain record of share ownership and will reconcile the blockchain book-entry records with the duplicate off-chain records on at least a daily basis. Similar to traditional fund recordkeeping systems, the off-chain records are under the full and complete control of the fund (through the Transfer Agent), as are the book-entry token balances on the blockchain.

Reconciliation involves maintaining a matching book-entry record on-chain and an off-chain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. Resolution of any discrepancy discovered in the reconciliation process may require investigation and could delay the processing of transactions or related administrative actions. In the event of any inconsistency that cannot be reconciled after investigation, the blockchain book-entry records (which constitute the official records) shall control with respect to the fund's share ownership, and any resulting adjustments will be reflected in the duplicate off-chain records maintained by the Transfer Agent. Transactions recorded on a blockchain network generally cannot be deleted, altered or removed from the blockchain's historical record once validated and recorded. As a result, any erroneous, unauthorized or otherwise impermissible transaction involving book-entry tokens will remain visible on the blockchain. However, the Transfer Agent remains responsible for maintaining the fund's official records of share ownership and for ensuring the accuracy of those records. The Transfer Agent has the ability, through the fund's integrated books and records system and associated smart contract functionality, to correct ownership records and may unwind not only erroneous transactions but also unauthorized or otherwise impermissible transactions, issuances or transfers, including those resulting from fraud, theft, loss or the compromise of a private key or other access credential associated with an allow-listed wallet, by freezing, canceling or otherwise adjusting book-entry token balances within the allow-listed wallet ecosystem, as applicable. From the shareholder's perspective the book-entry tokens are digital representations of their shares as well as a means to instruct the transfer or redemption of their shares as more fully set forth herein.

A distributed ledger is a database in which data is stored in a decentralized manner. A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in "blocks" that are linked together to form a "chain," and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as "blocks" on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. Shareholders are required to have a digital wallet maintained for them by a wallet provider accepted by the Transfer Agent for use within the allow-listed ecosystem. The Transfer Agent's acceptance of the investor's digital wallet and addition of such wallet to the allow-listed ecosystem is solely from the perspective of the Transfer Agent's own compliance obligations and does not constitute an endorsement or recommendation of any wallet provider or any wallet arrangement for the shareholder by the Transfer Agent, the fund, or any of their respective affiliates or that the Transfer Agent has otherwise evaluated or determined the adequacy of any such wallet provider for the purposes contemplated hereby or appropriateness for any individual shareholder. The shareholder is solely responsible for the digital wallet and any wallet provider chosen by it. The Bank of New York Mellon, an affiliate of BNY Mellon Investment Adviser, Inc., is an approved wallet provider. A potential shareholder will need to contract with such affiliate directly if it chooses to use the affiliate as its wallet provider. A blockchain wallet is a software application which stores a user's "private key" and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term "digital assets" as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains, while the term "tokenized assets" as used herein refers to the creation of a digital representation of a traditional asset, such as the fund shares, on the blockchain or the issuance of such an asset directly on the blockchain.

A "private key" is one of two alphanumeric values in a cryptographic "key pair." A key pair consists of a "public key" and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used to approve and authenticate transactions involving digital or tokenized assets on the applicable blockchain. The wallet provider is responsible for safeguarding the private key associated with the address. The public key is, as the name implies, public and allows other wallets on the applicable blockchain to transfer digital assets to a wallet's public key address when permitted. The blockchain will only record public key information.

Digital wallets must be accepted by the Transfer Agent and must be compatible with the blockchain network that the investor seeks to use and that is made available for use by the fund. It is the investor's responsibility for ensuring such compatibility. Users of blockchains must pay transaction fees to the blockchain in order to validate or facilitate a transaction, which are typically paid in the form of the native digital asset for the operation of such blockchain (sometimes referred to as "gas fees"). The Ethereum blockchain and Solana blockchain, each a public, permissionless blockchain network, are currently the only available blockchains for use by fund investors, although expansion to other blockchains is anticipated in the future. An investor elects within the Portal (as described below) which of these available blockchains the investor wishes to utilize.

Only wallets registered and accepted by the Transfer Agent will be authorized to hold book-entry tokens and therefore to transfer fund shares on the same blockchain. Accordingly, investors may only transfer fund shares to other investors who have digital wallets that have been accepted by the Transfer Agent within the ecosystem of allow-listed wallets. The fund permits peer-to-peer transfers, which are privately arranged transactions between investors. Such transactions will be visible on the applicable blockchain on which such transactions occur. Peer-to-peer transfers of fund shares are subject to these wallet restrictions and certain limitations and risks as discussed in the "Peer-to-Peer Transfer of Shares" section of this prospectus. The Transfer Agent reserves the right to accept or not accept a wallet at its sole discretion. The Transfer Agent may reject, suspend, remove from the allow-listed ecosystem, or impose restrictions on a wallet if, among other reasons, the Transfer Agent is unable to verify the identity of the wallet owner, determines that applicable legal or regulatory requirements have not been satisfied, identifies actual or suspected sanctions, anti-money laundering, fraud, cybersecurity, unlawful activity or other compliance concerns, determines that the wallet is not operationally compatible with the fund's systems or at least one supported blockchain network, or otherwise determines that permitting the wallet to participate in the allow-listed ecosystem could present risks to the fund, its shareholders, or the integrity of the fund's books and records. If a shareholder's wallet is compromised and book-entry tokens are transferred from that wallet, a loss could occur if redemption or transfer proceeds are delivered to, or otherwise controlled by, the person controlling the compromised wallet.

For a digital wallet provider to be accepted by the Transfer Agent, the provider must generally meet the following criteria: (i) the wallet must be maintained by a digital wallet provider (self-custodied wallets are not supported at this time); (ii) the wallet must be compatible with at least one blockchain network currently supported by the fund; (iii) the wallet owner must provide relevant personal identifying information sufficient to enable the Transfer Agent to complete applicable customer identification screening procedures; (iv) the wallet must be operationally compatible with the fund's systems and the Transfer Agent's integrated books and records infrastructure; and (v) the wallet provider and associated wallet must not present compliance, cybersecurity or other risks that, in the Transfer Agent's sole judgment, could adversely affect the fund, its shareholders, or the integrity of the fund's books and records.

The Transfer Agent utilizes an integrated recordkeeping system. The Transfer Agent registers and associates each accepted blockchain wallet provided to it by an investor with relevant personal identifying information for anti-money laundering ("AML")/know your customer ("KYC") purposes, which is maintained in an off-chain registry. Smart contracts are deployed within the book-entry token to seek to enforce compliance with the Transfer Agent's policies and procedures in addition to any fund policies and procedures or limitations or other terms applicable to book-entry tokens described in this prospectus or the fund's statement of additional information, as applicable. Specifically, smart contracts are used to support functions such as transfer restrictions, including those that could arise in connection with AML/KYC purposes, to prevent unauthorized transfers to or from unregistered wallets and the ability to claw back book-entry tokens in the event of an unauthorized transfer. In this manner, a permissioned system enforced via smart contracts prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

The recording of book-entry tokens via the Transfer Agent's integrated books and records system, which includes the blockchains, will not affect the fund's investments in securities. The fund will not invest in any digital assets (referred to as, among other things, virtual currencies).